Cash Flows Received from or Paid to SPEs for All Securitization Activities (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2010
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Proceeds from new securitizations	¥ 28,305
Servicing fees received	385
Cash flows received on interests that continue to be held	29,336
Repurchases of ineligible assets	¥ (18,487)